Discontinued Operations - Schedule of Financial Performance and Cash Flows Information (Details) - Parent [Member]	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Financial Performance and Cash Flows Information [Line Items]
Revenue	$ 1,887,410
Cost of revenue	(2,183,080)
Expenses	(3,486,626)
Other income/expenses - net	(5,133,118)
Loss before tax	(8,915,414)
Income tax
Loss after tax	(8,915,414)
Net cash from operating activities	(2,733,104)
Net cash from investing activities
Net cash from financing activities
Net cash decrease of disposed subsidiaries	$ (2,733,104)